Condensed Statements of Operations - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Operating Expenses:
General and administrative expenses					$ (85,515)	$ (487,072)
Operating loss					(85,515)	(487,072)
Operating loss					(85,515)	(487,072)
Other (income) expense:
Change in fair value of warrant liabilities					(3,456,800)	6,699,398
Other interest income					443	4,065
Interest earned on marketable securities held in trust account						959,589
Net Loss					$ (3,541,872)	$ 7,175,980
Earnings (loss) per share:
Weighted average shares outstanding - basic	7,018,212	4,424,267	5,354,931	4,398,303	14,490,000	13,133,764
Weighted average shares outstanding - diluted	7,018,212	4,424,267	5,354,931	4,398,303	14,490,000	13,133,764
Net loss per share - basic	$ (0.61)	$ (0.45)	$ (1.77)	$ (1.09)	$ (0.244)	$ 0.546
Net loss per share - diluted	$ (0.61)	$ (0.45)	$ (1.77)	$ (1.09)	$ (0.244)	$ 0.546
Jet Ai Inc [Member]
Restructuring Cost and Reserve [Line Items]
Revenues	$ 3,367,189	$ 11,909,588	$ 8,035,505	$ 19,650,567
Cost of revenues	3,196,748	10,905,766	8,140,905	17,833,726
Gross profit (loss)	170,441	1,003,822	(105,400)	1,816,841
Operating Expenses:
General and administrative expenses	4,231,142	2,835,745	8,834,864	6,255,723
Sales and marketing	156,991	118,301	380,699	281,442
Research and development	48,823	46,905	113,778	93,077
Total operating expenses	4,436,956	3,000,951	9,329,341	6,630,242
Operating loss	(4,266,515)	(1,997,129)	(9,434,741)	(4,813,401)
Operating loss	(4,266,515)	(1,997,129)	(9,434,741)	(4,813,401)
Other (income) expense:
Other income	(51)		(51)	(3)
Interest expense	24,095		24,095
Total other (income) expense	24,044		24,044	(3)
Loss before provision for income taxes	(4,290,559)	(1,997,129)	(9,458,785)	(4,813,398)
Provision for income taxes				800
Net Loss	$ (4,290,559)	$ (1,997,129)	$ (9,458,785)	$ (4,814,198)
Jet Token, Inc. [Member]
Restructuring Cost and Reserve [Line Items]
Revenues						$ 21,862,728	$ 1,112,195
Cost of revenues						19,803,739	1,383,100
Gross profit (loss)						2,058,989	(270,905)
Operating Expenses:
General and administrative expenses						9,230,789	14,879,597
Sales and marketing						426,728	704,724
Research and development						137,278	117,391
Total operating expenses						9,794,795	15,701,712
Operating loss						(7,735,806)	(15,972,617)
Operating loss						(7,735,806)	(15,972,617)
Other (income) expense:
Other income						(3)	(207,368)
Total other (income) expense						(3)	(207,368)
Loss before provision for income taxes						(7,735,803)	(15,765,249)
Provision for income taxes						2,400
Net Loss						$ (7,738,203)	$ (15,765,249)
Earnings (loss) per share:
Weighted average shares outstanding - basic						122,747,555	118,503,131
Weighted average shares outstanding - diluted						122,747,555	118,503,131
Net loss per share - basic						$ (0.06)	$ (0.13)
Net loss per share - diluted						$ (0.06)	$ (0.13)